PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of right of use assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Aircraft [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of right of use assets [Line Items]
Opening balances	$ 2,768,540	$ 2,456,333	$ 2,786,685
Total changes	(430,498)	312,207	(330,352)
Final balances	2,338,042	2,768,540	2,456,333
Additions		732,489	289,209
Fleet rejection	(9,090)
Write off
Depreciation expense	(395,936)	(377,911)	(371,789)
Cummulative translate adjustment	(6,578)	(2,046)	(9,490)
Other increases (decreases)	(18,894)	(40,325)	(238,282)
Others [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of right of use assets [Line Items]
Opening balances	101,158	92,111	78,632
Total changes	(32,881)	9,047	13,479
Final balances	68,277	101,158	92,111
Additions	399	20,675	37,089
Fleet rejection
Write off
Depreciation expense	(22,492)	(22,473)	(19,349)
Cummulative translate adjustment	(11,173)	(2,515)	(4,261)
Other increases (decreases)	385	13,360
Right-of-use assets [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of right of use assets [Line Items]
Opening balances	2,869,698	2,548,444	2,865,317
Total changes	(463,379)	321,254	(316,873)
Final balances	2,406,319	2,869,698	2,548,444
Additions	399	753,164	326,298
Fleet rejection	(9,090)
Write off
Depreciation expense	(418,428)	(400,384)	(391,138)
Cummulative translate adjustment	(17,751)	(4,561)	(13,751)
Other increases (decreases)	$ (18,509)	$ (26,965)	$ (238,282)